Commitments and Contingencies - Bitfufu (Details) $ in Millions	1 Months Ended	6 Months Ended
	Jul. 31, 2021	Jun. 30, 2022 USD ($) unit
Commitments and Contingencies Disclosure [Abstract]
Number of machines committed to purchase	60,000
Purchase obligation		$ 305.7
Deposits for mining equipment		107.0
Remaining current purchase obligation		$ 198.7
Unrecorded unconditional purchase obligation, term (in months)		4 months
Number of units in purchase order | unit		60,000